Financial instruments (Details 6) - Braskem Idesa [Member] R$ in Millions, $ in Millions	Dec. 31, 2023 USD ($) R$ / $	Dec. 31, 2023 BRL (R$) R$ / $
IfrsStatementLineItems [Line Items]
Exports designated for hedge gross nominal value | R$		R$ 1,653
First Quarter [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge gross nominal value | R$		332
Second Quarter [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge gross nominal value | R$		297
Third Quarter [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge gross nominal value | R$		395
Fourth Quarter [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge gross nominal value | R$		R$ 629
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value | $	$ 718
United States of America, Dollars | First Quarter [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value | $	$ 168
Opening foreign exchange rate	2.0017	2.0017
Closing foreign exchange rate	3.9786	3.9786
United States of America, Dollars | Second Quarter [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value | $	$ 150
Opening foreign exchange rate	2.0017	2.0017
Closing foreign exchange rate	3.9786	3.9786
United States of America, Dollars | Third Quarter [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value | $	$ 200
Opening foreign exchange rate	2.0017	2.0017
Closing foreign exchange rate	3.9786	3.9786
United States of America, Dollars | Fourth Quarter [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value | $	$ 200
Opening foreign exchange rate	2.0017	2.0017
Closing foreign exchange rate	5.1433	5.1433